UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund: Legg Mason Value Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: March 31, 2005

Item 1. Report to Shareholders

Annual Report to Shareholders Legg Mason Value Trust, Inc. March 31, 2005

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Legg Mason Value Trust, Inc.

   Total returns for the Fund for various periods ended March 31, 2005, are presented below, along with those of some comparative indices:

			Average Annual Total Returns

	First Quarter				Since
	2005	One Year	Five Years	Ten Years	InceptionA

Value Trust
Primary Class	-5.95%	+6.60%	+0.64%	+17.16%	+16.50%
Financial Intermediary Class	-5.79%	+7.31%	N/ A	N/A	+5.07%
Institutional Class	-5.72%	+7.68%	+1.65%	+18.33%	+18.59%
S&P 500 Stock Composite Index B	-2.15%	+6.69%	-3.16%	+10.79%	+13.75%
NASDAQ CompositeB	-8.10%	+0.25%	-15.25%	+9.36%	+10.95%
Lipper Large-Cap Growth Funds B	-4.56%	+1.18%	-10.17%	+7.37%	+11.01%
Lipper Large-Cap Value FundsB	-0.81%	+8.54%	+3.04%	+10.22%	+13.10%
Lipper Large-Cap Core FundsB	-2.41%	+4.04%	-4.47%	+8.87%	+11.93%
Lipper Diversified Equity FundsB	-2.52%	+5.85%	-1.42%	+9.73%	+11.81%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

   The S&P 500 rose 6.69% in the one-year period ended March 31, 2005. For the first half of this 12-month period, the market remained relatively unchanged as concerns over Iraq, oil prices and the election offset the positive effects of strong corporate profit growth. Post the presidential election, the S&P 500 experienced a strong broad-based rally in the fourth calendar quarter of 2004, the commencement of which almost exactly coincided with the peak in oil prices for 2004.C The market gave back some of these gains in the first calendar quarter of 2005, though, as oil prices resumed their rise and concerns about interest rates and the inflation outlook surfaced. Of the major indices, the NASDAQ Composite was the weakest during this period as investors showed a preference for more established, dividend-paying companies over non-dividend payers.

   The Value Trust slightly underperformed its benchmark for the fiscal year ended March 31, 2005, with an average annual return of 6.60% versus 6.69% for the S&P 500. Our decision not to own energy stocks negatively affected relative performance as energy was the best performing sector in the S&P 500 for the year, returning over 47%, which is nearly double the next best performing sector. Examining the Fund’s relative performance on a

A The Fund’s Primary Class inception date is April 16, 1982. The Financial Intermediary Class inception date is March 23, 2001. The Institutional Class inception date is December 1, 1994. Index returns are for periods beginning April 30, 1982.
B See Glossary of Index Definitions on page 25. It is not possible to invest in an index.
C WTI Cushing Crude Oil Spot Price Index.

Annual Report to Shareholders

Management’s Discussion of Fund Performance — Continued

Legg Mason Value Trust, Inc.

quarterly basis, as shown below, reveals the recent inverse correlation between rising oil prices and equity returns, particularly those of the Fund.

				WTI Cushing
Quarter Ended	Value Trust	S&P 500	Relative	Crude Index

06/30/04	+4.6%	+1.7%	+2.9%	+3.6%
09/30/04	-5.8%	-1.9%	-3.9%	+34.0%
12/31/04	+15.0%	+9.2%	+5.8%	-12.5%
03/31/05	-5.9%	-2.1%	-3.8%	+31.5%

   Value Trust did, however, partake in gains of other top performing groups such as managed care and utilities, through its ownership of UnitedHealth Group, Health Net, and AES Group, which returned 48.1%, 31.2%, and 92.0%, respectively, for the fiscal year, and Aetna, which returned 67.3% since we began purchasing it in August of 2004. Other top performers were Google, which posted a 112.4% return since coming public in August, and Eastman Kodak and McKesson Corp., each of which posted a greater than 26% return. As Internet stocks and financials generally underperformed, the portfolio laggards were InterActiveCorp, Amazon.com, J.P. Morgan Chase, Qwest Communications and Citigroup, which returned -29.6%, -20.8%, -14.6%, -14.2%, and -10.0%, respectively. The fiscal year portfolio turnover of 8.8% remained near the low end of the historical range due to our belief that valuations were in broad equilibrium for most of the year with no apparent mispricings. During the quarter, we added Cisco Systems and Yahoo! and eliminated Fannie Mae and Baxter International.

Bill Miller, CFA

April 29, 2005

DJIA 10,192.51

Annual Report to Shareholders

Expense Example

Legg Mason Value Trust, Inc.

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on October 1, 2004, and held through March 31, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the	Annualized
	Value	Value	Period	Expense
	10/1/04	3/31/05	10/1/04 to 3/31/05	Ratio

Primary Class
Actual	$1,000.00	$1,082.00	$8.72	1.68%
Hypothetical (5% return before expenses)	1,000.00	1,016.55	8.45
Financial Intermediary Class
Actual	$1,000.00	$1,085.60	$5.36	1.03%
Hypothetical (5% return before expenses)	1,000.00	1,019.80	5.19
Institutional Class
Actual	$1,000.00	$1,087.50	$3.59	0.69%
Hypothetical (5% return before expenses)	1,000.00	1,021.49	3.48

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 365.

Annual Report to Shareholders

Performance Information

Legg Mason Value Trust, Inc.

   The graphs on the following pages compare the Fund’s total returns to the Value LineA and S&P 500 Stock Composite indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

        Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. No adjustments have been made for any income taxes payable by shareholders.

A	See Glossary of Index Definitions on page 25. It is not possible to invest in an index.

Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+6.60%	+6.60%
Five Years	+3.25%	+0.64%
Ten Years	+387.19%	+17.16%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+7.31%	+7.31%
Three Years	+29.84%	+9.09%
Life of Class*	+22.03%	+5.07%

* Inception date: March 23, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning February 28, 2001.

Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended March 31, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+7.68%	+7.68%
Five Years	+8.55%	+1.65%
Ten Years	+438.22%	+18.33%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Information — Continued

Annual Report to Shareholders

Portfolio Composition (As of March 31, 2005)

(As a percentage of net assets)

Top Ten Holdings (As of March 31, 2005)

% of
Security	Net Assets

Nextel Communications, Inc.	7.6%
UnitedHealth Group Incorporated	7.2%
Tyco International Ltd.	6.9%
The AES Corporation	5.2%
Amazon.com, Inc.	4.9%
InterActiveCorp	4.6%
J.P. Morgan Chase & Co.	4.0%
Eastman Kodak Company	3.4%
Aetna Inc.	3.2%
McKesson Corporation	3.0%

Annual Report to Shareholders

Selected Portfolio Performance C

Strongest performers for the year ended March 31, 2005D

1.	The AES Corporation	+92.0%
2.	UnitedHealth Group Incorporated	+48.1%
3.	Health Net Inc.	+31.2%
4.	Eastman Kodak Company	+26.6%
5.	McKesson Corporation	+26.4%

Weakest performers for the year ended March 31, 2005D

1.	InterActiveCorp	-29.6%
2.	Amazon.com, Inc.	-20.8%
3.	J.P. Morgan Chase & Co.	-14.6%
4.	Qwest Communications International Inc.	-14.2%
5.	Citigroup Inc.	-10.0%

Portfolio Changes

Securities added during the 1st quarter 2005

Cisco Systems, Inc.
Yahoo! Inc.

Securities sold during the 1st quarter 2005

Baxter International Inc.
Fannie Mae

C	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

D	Securities held for the entire year.

Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

March 31, 2005
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.8%
Consumer Discretionary — 27.4%
Internet and Catalog Retail — 12.2%
Amazon.com, Inc.	23,500	$805,345	A,B
eBay Inc.	12,000	447,120	A
InterActiveCorp	34,000	757,180	A,B

		2,009,645

Leisure Equipment and Products — 3.4%
Eastman Kodak Company	17,000	553,350	B

Media — 8.1%
Comcast Corporation – Class A	5,886	198,812	A
The DIRECTV Group, Inc.	27,900	402,318	A
Time Warner Inc.	20,000	351,000	A
WPP Group plc	34,000	386,737

		1,338,867

Retail — 1.4%
Sears Holdings Corporation	1,749	232,861	A

Specialty Retail — 2.3%
The Home Depot, Inc.	10,000	382,400

Consumer Staples — 3.0%
Food and Staples Retailing — 3.0%
Albertson’s, Inc.	16,000	330,400
The Kroger Co.	10,059	161,251	A

		491,651

Financials — 17.5%
Consumer Finance — 2.0%
Capital One Financial Corporation	4,500	336,465

Diversified Financial Services — 6.4%
Citigroup Inc.	9,000	404,460
J.P. Morgan Chase & Co.	19,000	657,400

		1,061,860

Insurance — 1.8%
The St. Paul Travelers Companies, Inc.	8,000	293,840

Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 7.3%
Countrywide Financial Corporation	9,692	$314,586
MGIC Investment Corporation	7,500	462,525	B
Washington Mutual, Inc.	10,700	422,650

		1,199,761

Health Care — 16.5%
Health Care Providers and Services — 15.5%
Aetna Inc.	7,000	524,650
Health Net Inc.	10,700	349,997	A,B
McKesson Corporation	13,000	490,750
UnitedHealth Group Incorporated	12,500	1,192,250

		2,557,647

Pharmaceuticals — 1.0%
Pfizer Inc.	6,500	170,755

Industrials — 9.6%
Commercial Services and Supplies — 2.7%
Waste Management Inc.	15,400	444,290

Industrial Conglomerates — 6.9%
Tyco International Ltd.	34,000	1,149,200

Information Technology — 10.5%
Computers and Peripherals — 2.9%
International Business Machines Corporation	2,900	265,002
Seagate Technology	11,185	218,667	A

		483,669

Computer Services and Systems — 0.8%
Cisco Systems, Inc.	7,000	125,230	A

Internet Software and Services — 2.7%
Google Inc.	2,100	379,071	A
Yahoo! Inc.	1,906	64,606	A

		443,677

Software — 4.1%
Electronic Arts Inc. (EA)	8,100	419,418	A
Intuit Inc.	5,900	258,243	A

		677,661

Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — 10.1%
Diversified Telecommunication Services — 2.5%
Qwest Communications International Inc.	111,000	$410,700	A,B

Wireless Telecommunication Services — 7.6%
Nextel Communications, Inc.	44,000	1,250,480	A

Utilities — 5.2%
Multi-Utilities and Unregulated Power — 5.2%
The AES Corporation	52,000	851,760	A,B

Total Common Stock and Equity Interests (Identified Cost — $11,024,173)		16,465,769

Repurchase Agreements — 0.3%
Bank of America 2.78%, dated 3/31/05, to be repurchased at $26,922 on 4/1/05 (Collateral: $27,515 Freddie Mac discount notes, due 4/26/05, value $27,462)	$26,920	26,920

Goldman, Sachs & Company
2.83%, dated 3/31/05, to be repurchased at $26,922 on 4/1/05 (Collateral: $26,797 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $27,501)	26,920	26,920

Total Repurchase Agreements (Identified Cost — $53,840)		53,840

Total Investments — 100.1% (Identified Cost — $11,078,013)		16,519,609
Other Assets Less Liabilities — (0.1)%		(12,324)

Net Assets — 100.0%		$16,507,285

A	Non-income producing.
B	Affiliated Company — As defined in the Investment Company Act of 1940 an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2005, the total market value of affiliated companies was $4,190,857 and the identified cost was $3,798,944. See Note 4, Transactions With Affiliated Companies, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.

March 31, 2005
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $11,024,173)	$16,465,769
Short-term securities at value (Identified Cost — $53,840)	53,840

Total investments		$16,519,609

Receivable for:
Fund shares sold		22,275
Securities sold		98,853
Dividend and interest income		4,559
Other assets		109

		16,645,405

Liabilities:

Payable for:
Fund shares repurchased	12,948
Securities purchased	104,667

Due to:
Manager	9,329
Distributor	9,400
Accrued expenses	1,776

		138,120

Net Assets		$16,507,285

Net assets consist of:

Accumulated paid-in-capital applicable to:
182,704 Primary Class shares outstanding	$7,636,311
14,272 Financial Intermediary Class shares outstanding	865,322
64,944 Institutional Class shares outstanding	3,911,498
Accumulated net realized gain/(loss) on investments	(1,347,442)
Unrealized appreciation/(depreciation) of investments	5,441,596

Net Assets		$16,507,285

Net Asset Value Per Share:
Primary Class		$61.35

Financial Intermediary Class		$66.18

Institutional Class		$67.04

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Legg Mason Value Trust, Inc.

For the Year Ended March 31, 2005
(Amounts in Thousands)

Investment Income:
Dividends
Affiliated companies	$10,488
Other securities	126,790	A
Interest	2,289

Total income			$139,567

Expenses:
Investment advisory fee	100,783

Distribution and service fees:
Primary Class	104,213
Financial Intermediary Class	1,691
Audit and legal fees	395
Custodian fees	1,817
Directors’ fees and expenses	43
Registration fees	254
Reports to shareholders	815

Transfer agent and shareholder servicing expense:
Primary Class	5,265
Financial Intermediary Class	609
Institutional Class	257
Other expenses	1,092

	217,234
Less: Compensating balance credits	(3	)B
Fees reimbursed by adviser	(88)

Total expenses, net of compensating balance credits and reimbursements			217,143

Net Investment Loss			(77,576)

Net Realized and Unrealized Gain on Investments:
Realized gain on investments and foreign currency transactions	147,448	C,D
Change in unrealized appreciation of investments and foreign currency translations	951,255

Net Realized and Unrealized Gain on Investments			1,098,703

Change in Net Assets Resulting From Operations			$1,021,127

A	Net of foreign taxes withheld of $1,146.
B	See Note 1, Compensating Balance Credits, in the notes to financial statements.
C	See Note 1, Commission Recapture, in the notes to financial statements.
D	Includes $7,608 of gains realized on the sale of shares of Affiliated Companies. See Note 4, Transactions With Affiliated Companies, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.

(Amounts in Thousands)

	For the Years Ended March 31,

	2005	2004

Change in Net Assets:
Net investment loss	$(77,576)	$(49,716)
Net realized gain on investments and foreign currency transactions	147,448	45,812
Change in unrealized appreciation of investments and foreign currency translations	951,255	4,102,418

Change in net assets resulting from operations	1,021,127	4,098,514

Change in net assets from Fund share transactions:
Primary Class	(281,498)	562,762
Financial Intermediary Class	411,719	154,347
Institutional Class	1,135,949	761,633

Change in net assets	2,287,297	5,577,256

Net Assets:
Beginning of year	14,219,988	8,642,732

End of year	$16,507,285	$14,219,988

Accumulated net investment loss	$—	$(9)

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Legg Mason Value Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Years Ended March 31,

	2005	2004	2003		2002		2001

Net asset value, beginning of year	$57.55	$39.41	$48.23		$53.73		$75.25

Investment operations:
Net investment loss	(.46)	(.31)	(.15	)A	(.28	)A	(.25)
Net realized and unrealized gain/(loss) on investments	4.26	18.45	(8.67)		(4.96)		(6.80)

Total from investment operations	3.80	18.14	(8.82)		(5.24)		(7.05)

Distributions:
From net realized gain on investments	—	—	—		(.26)		(14.47)

Total distributions	—	—	—		(.26)		(14.47)

Net asset value, end of year	$61.35	$57.55	$39.41		$48.23		$53.73

Ratios/supplemental data:
Total return	6.60%	46.03%	(18.29)%		(9.82)%		(9.99)%
Expenses to average net assets	1.68%	1.70%	1.72	%B	1.68	%B	1.69	%B
Net investment loss to average net assets	(.77)%	(.61)%	(.37)%		(.53)%		(.44)%
Portfolio turnover rate	8.8%	3.8%	25.0%		24.4%		27.0%

Net assets, end of year (in thousands)	$11,208,979	$10,790,770	$6,981,433		$9,378,228		$10,319,107

A	Computed using average shares outstanding.
B	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003; 1.68% for the year ended March 31, 2002, and 1.69% for the year ended March 31, 2001.

See notes to financial statements.

Annual Report to Shareholders

Financial Intermediary Class:

	Years Ended March 31,

	2005	2004	2003		2002		2001C

Net asset value, beginning of year	$61.67	$41.95	$50.97		$56.38		$54.47

Investment operations:
Net investment income/(loss)	(.07)	.02	.12	A	.08	A	(.01)
Net realized and unrealized gain/(loss) on investments	4.58	19.70	(9.14)		(5.23)		1.92

Total from investment operations	4.51	19.72	(9.02)		(5.15)		1.91

Distributions:
From net realized gain on investments	—	—	—		(.26)		—

Total distributions	—	—	—		(.26)		—

Net asset value, end of year	$66.18	$61.67	$41.95		$50.97		$56.38

Ratios/supplemental data:
Total return	7.31%	47.01%	(17.70)%		(9.20)%		3.51	%D
Expenses to average net assets	1.03%	1.03%	1.07	%E	1.01	%E	.93	%E,F
Net investment income/(loss) to average net assets	(.14)%	.04%	.27%		.14%		(.44	)%F
Portfolio turnover rate	8.8%	3.8%	25.0%		24.4%		27.0%

Net assets, end of year (in thousands)	$944,489	$500,241	$227,189		$157,964		$171,427

C	For the period March 23, 2001 (commencement of operations) to March 31, 2001.

D	Not annualized.

E	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, 1.01% for the year ended March 31, 2002, and 0.93% for the period ended March 31, 2001.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Years Ended March 31,

	2005	2004	2003		2002		2001

Net asset value, beginning of year	$62.26	$42.21	$51.12		$56.38		$77.52

Investment operations:
Net investment income	.12	.18	.28	A	.25	A	.35	A
Net realized and unrealized gain/(loss) on investments	4.66	19.87	(9.19)		(5.25)		(7.02)

Total from investment operations	4.78	20.05	(8.91)		(5.00)		(6.67)

Distributions:
From net realized gain on investments	—	—	—		(.26)		(14.47)

Total distributions	—	—	—		(.26)		(14.47)

Net asset value, end of year	$67.04	$62.26	$42.21		$51.12		$56.38

Ratios/supplemental data:
Total return	7.68%	47.50%	(17.43)%		(8.95)%		(9.09)%
Expenses to average net assets	.69%	.70%	.72	%G	.70	%G	.71	%G
Net investment income to average net assets	.21%	.38%	.64%		.45%		.54%
Portfolio turnover rate	8.8%	3.8%	25.0%		24.4%		27.0%

Net assets, end of year (in thousands)	$4,353,817	$2,928,977	$1,434,110		$1,762,276		$1,658,522

G	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003, 0.70% for the year ended March 31, 2002, and 0.71% for the year ended March 31, 2001.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Value Trust, Inc.

(Amounts in Thousands)

1. Significant Accounting Policies:

   The Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

   The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   For the year ended March 31, 2005, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$2,637,037	$1,344,043

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the year ended March 31, 2005, these payments amounted to $2 which were included with realized gain/(loss) on investment transactions.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended March 31, 2005, the Fund earned compensating balance credits of $3.

Foreign Taxes

   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims in considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

Annual Report to Shareholders

   No ordinary income dividends or capital gain distributions were paid during the years ended March 31, 2004 and 2005.

   The tax basis components of net assets at March 31, 2005, were:

Unrealized appreciation	$6,245,560
Unrealized depreciation	(824,435)

Net unrealized appreciation/(depreciation)	5,421,125
Capital loss carryforwards	(1,326,971)
Paid-in capital	12,413,131

Net assets	$16,507,285

   The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of wash sale losses.

   Pursuant to federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and March 31 of each year (“post-October loss”) as occurring on the first day of the following tax year.

   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. During the current fiscal year, the Fund utilized $136,478 of capital loss carryforwards to offset current year realized gains. Unused capital loss carryforwards for federal income tax purposes at March 31, 2005, were:

Expiration Date	Amount

2010	$144,663
2011	1,030,652
2012	151,656

   For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2005, the Fund recorded the following permanent reclassifications, which relate primarily to the reclassification of gain/ (loss) on currency transactions and the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$77,585
Accumulated net realized gain/(loss)	685
Paid-in capital	(78,270)

   At March 31, 2005, the cost of investments for federal income tax purposes was $11,098,484.

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets.

   The following chart shows the annual advisory fee rates for the Fund:

Management
Fee	Asset Breakpoint

1.00%	$0 - $100 million
0.75%	$100 million - $1 billion
0.65%	in excess of $1 billion

Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Value Trust, Inc. — Continued

   The Fund’s agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. For the year ended March 31, 2005, LMFM reimbursed the Fund $88 for these expenses.

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA’s services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.70%	0.25%
Financial Intermediary Class	N/A	0.25%

   The Fund paid $79 in brokerage commissions to Legg Mason for Fund security transactions during the year ended March 31, 2005.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $1,444 for the year ended March 31, 2005.

   LMFM, LMFA, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Transactions With Affiliated Companies:

   An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the year ended March 31, 2005, with companies which are or were affiliated were as follows:

	Affiliate		Purchased		Sold
	Value at						Dividend	Value at	Realized
	3/31/04		Cost	Shares	Cost	Shares	Income	3/31/05	Gain/(Loss)

Amazon.com, Inc.	$952,160		$52,014	1,500	$—	—	$—	$805,345	$—
Eastman Kodak Company	418,720		25,383	1,000	—	—	8,500	553,350	—
Health Net Inc.	199,440		64,272	2,700	—	—	—	349,997	—
InterActiveCorp	726,570	A	262,590	11,000	—	—	—	757,180	—
MGIC Investment Corporation	500,994		—	—	(13,727)	(300)	1,988	462,525	7,608
Qwest Communications International, Inc.	377,125	A	82,578	23,500	—	—	—	410,700	—
The AES Corporation	437,163		6,473	750	—	—	—	851,760	—

	$3,612,172		$493,310		$(13,727)		$10,488	$4,190,857	$7,608

A On April 1, 2004, the Fund owned less than 5% of the company’s voting shares.

Annual Report to Shareholders

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended March 31, 2005.

6. Fund Share Transactions:

   At March 31, 2005, there were 450,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary Class, and 150,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class

	Year Ended		Year Ended		Year Ended

	3/31/05	3/31/04	3/31/05	3/31/04	3/31/05	3/31/04

Shares:
Sold	18,360	30,433	10,913	5,769	25,631	19,170
Repurchased	(23,169)	(20,079)	(4,753)	(3,073)	(7,730)	(6,099)

Net Change	(4,809)	10,354	6,160	2,696	17,901	13,071

Amount:
Sold	$1,088,526	$1,624,229	$710,925	$330,068	$1,637,520	$1,116,145
Repurchased	(1,370,024)	(1,061,467)	(299,206)	(175,721)	(501,571)	(354,512)

Net Change	$(281,498)	$562,762	$411,719	$154,347	$1,135,949	$761,633

7. Subsequent Event:

   On April 1, 2005, Legg Mason Capital Management, Inc. (“LMCM”) replaced LMFM as Investment Manager of the Fund. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason Inc. and the advisory personnel who managed the Fund as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangements between the Fund and LMCM are identical to the previous arrangements between the Fund and LMFM.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Legg Mason Value Trust, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Value Trust, Inc. (hereafter referred to as the “Fund”) at March 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 18, 2005

Annual Report to Shareholders

Glossary of Index Definitions

   Lipper Diversified Equity Funds — Average of all large-, multi-, mid-, and small-cap funds and the Specialty Equity Funds (S&P 500 Index, Equity Income, and Specialty Diversified Equity funds) as classified by Lipper.

   Lipper Large-Cap Core Funds — Average of the 951 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   Lipper Large-Cap Growth Funds — Average of the 686 funds comprising the Lipper universe of large-cap growth funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   Lipper Large-Cap Value Funds — Average of the 444 funds comprising the Lipper universe of large-cap value funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   NASDAQ Composite — A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

   S&P 500 Stock Composite Index — A market capitalization-weighted index, including reinvestment of dividends and capital gain distributions, that is generally considered representative of the U.S. stock market.

   Value Line Index — Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

Annual Report to Shareholders

Directors and Officers

   The table below provides information about each of the Fund’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth),	Number of Legg Mason
Position(s) and Year	Funds Overseen and
Elected	Other Directorships	Principal Occupation(s) During the Past Five Years

INDEPENDENT DIRECTORS:A

Hearn, Ruby P. (1940) Director since 2004B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President Emerita of The Robert Wood Johnson Foundation since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Director since 1982B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. (1955) Director since 2002B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

McGovern, Jill E. (1944) Director since 1989B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chief Executive Officer of The Marrow Foundation since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. (1942) Director since 2002B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Municipal Mortgage & Equity, LLC.	Retired. Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation and University of Maryland College Park Foundation (non-profits). Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter (1945) Director since 1999B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios); Director of Renaissance Capital Greenwich Funds; and Director of Technology Investment Capital Corp.	Trustee of Colgate University; President of Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford (1943) Director since 2002B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999; Director of Annapolis Center for Science-Based Public Policy since 1995.

Tarola, Robert M. (1950) Director since 2004B	Director/Trustee of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999.

Annual Report to Shareholders

Name, (Year of Birth),	Number of Legg Mason
Position(s) and Year	Funds Overseen and
Elected	Other Directorships	Principal Occupation(s) During the Past Five Years

INTERESTED DIRECTORS:C

Curley, John F., Jr. (1939) Chairman and Director since 1982B	Chairman and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios).	Chairman of the Board of all Legg Mason funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

Fetting, Mark R. President and Director since 2001B (1954)	President and Director/ Trustee of all Legg Mason funds (consisting of 23 portfolios); Trustee of The Royce Family of Funds (consisting of 21 portfolios).	Senior Executive Vice President of Legg Mason, Inc.; Director and/or officer of various Legg Mason affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:D

Karpinski, Marie K. (1949) Vice President and Treasurer since 1985 B	Vice President and Treasurer of all Legg Mason funds (consisting of 23 portfolios).	Vice President and Treasurer of all Legg Mason funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc.; Treasurer of Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2.

Merz, Gregory T. (1958) Vice President and Chief Legal Officer since 2003B	Vice President and Chief Legal Officer of all Legg Mason funds (consisting of 23 portfolios)	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002); Associate, Debevoise & Plimpton (law firm) (1985-1993).

Olmert, Amy M. (1963) Vice President and Chief Compliance Officer since 2004B	Vice President and Chief Compliance Officer of all Legg Mason funds (consisting of 23 portfolios).	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of all Legg Mason funds, Western Asset Funds, Inc., Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

ADDITIONAL INFORMATION ABOUT THE FUND’S DIRECTORS AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE
WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE
SECURITIES AND EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

B	Directors of the Fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Fund are elected annually to serve until their successors are elected and qualified.

Annual Report to Shareholders

Directors and Officers — Continued

C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Fund by virtue of being both employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Fund, and as owners of common stock of Legg Mason, Inc.
D	Officers of the Fund are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

Board Consideration of Legg Mason Value Trust, Inc.’s Investment Advisory and Management Agreements

   At its November 2004 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Funds Management, Inc., now Legg Mason Capital Management, Inc. (the “Adviser”), and Legg Mason Value Trust, Inc. (“Value Trust”) (the “Agreement”). In voting to approve the continuation of the Agreement, the Board considered whether continuance would be in the best interests of Value Trust and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to Value Trust. In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that the continuation of the Agreement is in the best interests of Value Trust and its shareholders.

   Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of the Agreement. As part of the process to consider the Agreement, legal counsel to Value Trust on behalf of the Independent Directors requested certain information from the Adviser, and in response, the Adviser provided an extensive report that addressed specific factors designed to inform the Board’s consideration of the Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of the Agreement.

   With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s investment personnel and the Adviser’s efforts to build and support a strong investment team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared Value Trust’s returns to those of appropriate Lipper category averages, specified benchmark indices and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Value Trust’s performance in the context of the risk undertaken by the portfolio manager. The Board noted that Value Trust had experienced exceptional long-term performance. Finally, the Board considered the level of service provided by the Adviser to Value Trust shareholders.

   The Board considered the Adviser’s procedures for executing portfolio transactions for Value Trust and the Adviser’s report on the quality of its trade executions on behalf of Value Trust. The Board also reviewed the Adviser’s report on its policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

   In determining whether the terms of the Agreement are reasonable and fair, the Board considered the terms and fee structure of the Agreement. In that connection, the Board considered the costs to the Adviser in providing services to Value Trust and profitability for the Adviser and its affiliates from their overall association with Value Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Value Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser in providing services to Value Trust were shared with Value Trust, the Board further noted that Value Trust’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase. The Board also compared Value Trust’s advisory fee schedule to the advisory fees charged by the Adviser to its other accounts, including sub-advisory fees charged to other registered funds and fees for institutional accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to Value Trust and to other accounts. Finally, the Board considered the benefits accruing to the Adviser and its affiliates by virtue of their relationship to Value Trust.

   In addition to the November meeting at which the Agreement was reviewed, the Board meets at least another three times per year in order to oversee Value Trust, including meetings at which the portfolio manager of Value Trust or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also draws upon its long association with the Adviser and its personnel, and the members’ familiarity with their culture, the manner in which it has strengthened and enhanced itself, and the services it delivers to Value Trust shareholders.

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Value Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	On August 12, 2004, the Registrant’s Code of Ethics for Principal Executive and Financial Officers was amended. The amended Code is set forth as an exhibit to this filing. A brief description of the amendment is set forth below:

•	The fifth bullet point of Section IV has been revised to clarify that it applies to employment positions.

•	The sixth bullet point of Section IV has been revised to require that Covered Persons report any employment positions they (or a member of their immediate family) hold with a service provider to a fund.

•	Footnote one to the third bullet point in Section II has been added. That third bullet of Section II states that a Covered Officer should confer with the Chief Legal Officer if the Covered Officer will serve as director of any public company. There is an exception to the requirement to confer with the Chief Legal Officer if the directorship is of the Legg Mason Funds or their investment advisers or any affiliated person thereof. Footnote one clarifies that the exception does not apply to a company that is affiliated with a fund because the fund owns 5% of the company’s stock, or because the company owns more than 5% of the fund’s stock and the company is not part of the Legg Mason complex.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert

     The directors of the Registrant’s determined that its board has at least one audit committee financial expert serving on its Audit Committee.

     Mr. Arthur S. Mehlman is the Audit Committee financial expert. He is “independent.”

Item 4. Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended March 31, 2004 — $35,930 Fiscal Year Ended March 31, 2005 — $24,000

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item (a) above.

PricewaterhouseCoopers LLP did not bill fees for assurance and related services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended March 31, 2004 — $870 Fiscal Year Ended March 31, 2005 — $1,000

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant by PricewaterhouseCoopers LLP during either of the last two fiscal years in addition to those disclosed in items (a) through (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a) through (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee’s policy is delegation to its Chairperson of the authority to pre-approve items for which a decision may be desired prior to the next meeting of the Committee. Such pre-approvals are reported at the next quarterly meeting of the Audit Committee.

(2) There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Fiscal Year Ended March 31, 2004 — $474,477 Fiscal Year Ended March 31, 2005 — $302,596

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     The Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     The Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders

     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21201, Attn: Fund Secretary.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)	The Registrant is not a closed-end management investment company.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Value Trust, Inc.
Date: May 27, 2005